Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Detailed Information about Prepaid Expenses

	2018	2017
Prepaid taxes	$40,504	$38,672
Prepaid commissions	4,694	5,297
Prepaid rent	6,849	7,479
Prepaid insurance	2,304	207
Prepaid to supplier	45,670	19,896

	$100,021	$71,551

Current	74,384	45,421
Non-current	25,637	26,130

	$100,021	$71,551